Revision of Prior Period Financial Statements - Convertible Preferred Shares and Stockholders' Equity (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance at the beginning of period	$ (7,685)	$ (195,346)	$ (161,259)	$ (151,057)	$ (195,346)	$ (151,057)	$ (151,057)
Net loss	(11,850)	(12,696)	(14,527)	(11,880)	(24,546)	(26,407)
Balance at the end of period	(19,963)	(7,685)	(176,001)	(161,259)	(19,963)	(176,001)	(195,346)
Accumulated Deficit
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance at the beginning of period	(210,219)	(197,523)	(161,900)	(150,020)	(197,523)	(150,020)	(150,020)
Net loss	(11,850)	(12,696)	(14,527)	(11,880)
Balance at the end of period	(222,069)	(210,219)	(176,427)	(161,900)	(222,069)	(176,427)	(197,523)
Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance at the beginning of period		(195,346)		(151,057)	(195,346)	(151,057)	(151,057)
Balance at the end of period							(195,346)
Previously Reported | Accumulated Deficit
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance at the beginning of period		(197,523)		(150,020)	(197,523)	(150,020)	(150,020)
Balance at the end of period							(197,523)
Previously Reported | Error Correction Relating to Incremental Cost of Obtaining Customer Contracts
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance at the beginning of period	(10,828)	(198,143)	(163,210)	(152,706)	(198,143)	(152,706)	(152,706)
Net loss		(13,042)	(15,170)	(12,182)		(27,352)
Balance at the end of period		(10,828)	(178,595)	(163,210)		(178,595)	(198,143)
Previously Reported | Error Correction Relating to Incremental Cost of Obtaining Customer Contracts | Accumulated Deficit
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance at the beginning of period	(213,362)	(200,320)	(163,851)	(151,669)	(200,320)	(151,669)	(151,669)
Net loss		(13,042)	(15,170)	(12,182)
Balance at the end of period		(213,362)	(179,021)	(163,851)		(179,021)	(200,320)
Adjustment | Error Correction Relating to Incremental Cost of Obtaining Customer Contracts
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance at the beginning of period	3,143	2,797	1,951	1,649	2,797	1,649	1,649
Net loss		346	643	302		945
Balance at the end of period		3,143	2,594	1,951		2,594	2,797
Adjustment | Error Correction Relating to Incremental Cost of Obtaining Customer Contracts | Accumulated Deficit
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance at the beginning of period	$ 3,143	2,797	1,951	1,649	$ 2,797	1,649	1,649
Net loss		346	643	302
Balance at the end of period		$ 3,143	$ 2,594	$ 1,951		$ 2,594	$ 2,797